Application of new and revised international financial reporting standards (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Application of new standards and amendments
New standards and amendments to existing standards applied for the first time:

Standards/Amendments	Effective date
Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 8 – Definition of Accounting Estimates	January 1, 2023
IFRS 17 – Insurance Contracts	January 1, 2023
Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023
Amendments to IAS 12 – International Tax Reform – Pillar Two Model Rules	May 23, 2023

Summary of Non Mandatory standards and amendments issued by IASB
The following standards and amendments to existing standards have been issued by the IASB, but were not yet mandatory for the year ended December 31, 2023:

Standards/Amendments	Effective date	Potentially material effect expected on Immatics financial statements
Amendment to IAS 1 – Presentation of Financial Statements (Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants)	January 1, 2024	No
Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements	January 1, 2024	No
Amendment to IFRS 16 – Lease Liability in a Sale and Leaseback	January 1, 2024	No
Amendments to IAS 21 – Lack of Exchangeability	January 1, 2025	No